Accrued Expenses and Other Current Liabilities	9 Months Ended
Sep. 30, 2021
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities

7. Accrued expenses and other current liabilities

As of September 30, 2021 and December 31, 2020, Accrued expenses and other current liabilities consists of the following (in thousands):

	September 30, 2021	December 31, 2020
Accrued legal and professional services	$2,216	$968
Accrued salary and other employee liabilities	1,271	1,327
Accrued cash interest and unfunded fees	1,236	1,068
Other accrued liabilities	296	198
	$5,019	$3,561